CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents	Cash and cash equivalents consisted of the following items:

	June 30, 2026	December 31, 2025

Cash at banks and on hand	618	702
Short-term deposits with original maturity of less than three months	1,575	1,030
Cash and cash equivalents, net of overdrafts * (as presented in the consolidated statement of cash flows)	2,193	1,732
* Cash and cash equivalents include an amount of US$509 (2025: US$341) relating to banking operations in Pakistan.